UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
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Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Corsair Capital LLC
Address:  717 Fifth Avenue, 24th Floor
          New York, NY  10022

Form 13F File Number:  28-12546
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy M. Soeda
Title:  Chief Financial Officer
Phone:  (212) 224-9425

Signature, Place, and Date of Signing:

/s/ Amy M. Soeda               New York, NY                 4/25/11
----------------------    ----------------------     ----------------------
[Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name

28-
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[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0
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Form 13F Information Table Entry Total:       5
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Form 13F Information Table Value Total:    167,695
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                                         (thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number     Name

      28-
----     --------------------  --------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN 2 COLUMN 3     COLUMN 4  COLUMN 5            COLUMN 6    COLUMN 7 COLUMN 8
--------                          -------- --------     --------  ------------------- ----------  -------- ----------------------
                                  TITLE                 VALUE    SHRS OR   SH/  PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP        (X$1000)  PRN AMT   PRN  CALL DISCRETION  MANAGERS SOLE      SHARED  NONE
--------------                    -------- -----        --------  -------   ---  ---- ----------  -------- ----      ------  ----
First American Financial Corp.     Common  31847R102    24,861    1,506,750 SH        SOLE        N/A      1,506,750
CoreLogic, Inc.                    Common  21871D103    27,875    1,506,750 SH        SOLE        N/A      1,506,750
NewStar Financial Inc.             Common  65251F105   103,792    9,504,798 SH        SOLE        N/A      9,504,798
NewStar Financial Inc.             Common  65251F105       764      200,174 SH   Call SOLE        N/A        200,174
United Community Banks, Inc.       Common  90984P105    10,403    4,464,683 SH        SOLE        N/A      4,464,683

[Repeat as Necessary]